Income Taxes - Geographic Components of Income/(Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Canada	$ 83	$ 100
U.S.	335	462
Income before Income Taxes	$ 418	$ 562